SECURITIES ACT FILE NO.
INVESTMENT COMPANY ACT FILE NO. 811-23330

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
------------------

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO.

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 5

_____________________________

BNY MELLON ALCENTRA GLOBAL MULTI-STRATEGY CREDIT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

_____________________________

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices)

(212) 922-6400
(Registrant's Telephone Number, including Area Code)

Jeff Prusnofsky, Esq.
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

_____________________________

Copy to:

David Stephens, Esq. Nicole M. Runyan, Esq. Proskauer Rose LLP Eleven Times Square New York, New York 10036	Clifford R. Cone, Esq. Jefferey D. LeMaster, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

_____________________________

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box   ☐

It is proposed that this filing will become effective (check appropriate box)

☐      when declared effective pursuant to Section 8(c)

If appropriate, check the following box:

☒      This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier registration statement for the same offering is 333-223418.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum	Amount of
Title of Securities	Amount Being	Offering Price Per	Aggregate Offering	Registration
Being Registered	Registered*	Unit	Price	Fee
Common Shares,	49,451	$100.00	$4,945,100	$599.35**
$.001 par value	shares
____________________

*	Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.
**	Paid herewith.
_____________________________

EXPLANATORY NOTE

Rule 462(b) Filing

This Registration Statement is being filed with respect to the registration of additional shares of common stock, par value $0.001 per share, of BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc., a Maryland corporation (the “Registrant”), pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (File Nos. 333-223418 and 811-23330) filed by the Registrant with the Securities and Exchange Commission, as amended, declared effective on August 28, 2019, are incorporated herein by reference.

Any required opinions and consents are listed on the Exhibit Index attached hereto and filed herewith.

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1)	Financial Statements

Part A—	None
Part B—	Report of Independent Registered Public Accounting Firm[5]
Statement of Assets and Liabilities[5]

2)	Exhibits

(a)(i)	Articles of Amendment and Restatement[2]
(a)(ii)	Articles of Amendment[3]
(b)	Amended and Restated Bylaws[4]
(c)	Not applicable
(d)	The rights of security holders are defined in the Registrant's Articles of Amendment and Restatement (Articles FIFTH, SEVENTH and EIGHTH) and the Registrant's Amended and Restated Bylaws (Articles II and VI).
(e)	Not applicable
(f)	Not applicable
(g)(i)	Investment Management Agreement[5]
(g)(ii)	Sub-Investment Advisory Agreement[5]
(h)(i)	Distribution Agreement[4]
(h)(ii)	Form of Dealer Agreement with BofA Securities[4]
(h)(iii)	Form of Dealer Agreement with Morgan Stanley[4]
(h)(iv)	Form of Initial Offering Period Agreement[4]
(h)(v)	Organizational and Offering Expenses Agreement[4]
(h)(vi)	Support Services Agreement[4]
(i)	Not applicable
(j)(i)	Custody Agreement[4]
(j)(ii)	First Amendment to Custody Agreement[4]
(j)(iii)	Second Amendment to Custody Agreement[4]
(j)(iv)	Letter Agreement adding the Fund to Custody Agreement[4]
(k)(i)	Service Agreement for Transfer Agent Services[4]
(k)(ii)	First Amendment to Service Agreement for Transfer Agent Services[4]
(k)(iii)	Letter Agreement adding the Fund to Service Agreement for Transfer Agent Services[4]
(l)	Opinion and Consent of Maryland Counsel[1]
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm[5]
(o)	Not applicable
(p)	Investment Representation Letter[4]
(q)	Not applicable
(r)(i)	Code of Ethics of the Fund, the Investment Manager and the Sub-Investment Adviser[4]
(r)(ii)	Code of Ethics of the Independent Directors[4]
(s)(i)	Powers of Attorney of the Directors and Officers of the Fund[4]
(s)(ii)	Power of Attorney of the Officers of the Fund[4]
(s)(iii)	Power of Attorney of the Directors of the Fund[5]
____________________

[1]	Filed herewith.
[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (File No. 333-223418; 811-23330) (the "Registration Statement") filed with the SEC on June 28, 2018.
[3]	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed with the SEC on February 12, 2019.
[4]	Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed with the SEC on June 13, 2019.
[5]	Incorporated by reference to Pre-Effective Amendment No. 4 to the Registration Statement filed with the SEC on August 27, 2019.

Item 26. Marketing Arrangements

See the Exhibits (h)(i), (h)(ii), (h)(iii), (h)(iv), (h)(v), and (h)(vi) to the Registration Statement.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

SEC registration fees	$32,143
Printing and engraving expenses*	$325,000
Auditing fees and expenses*	$46,500
Legal fees and expenses*	$600,000
FINRA fees*	$41,000
Total*	$1,044,643
____________________

*	Estimated.

Item 28. Persons Controlled by or under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of August 28, 2019 of each class of securities of the Registrant.

Title of Class	Number of Record Holders
Common Shares, par value $.001 per share	1

Item 30. Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following: Article NINTH of the Registrant's Articles of Amendment and Restatement and Article VIII of the Registrant's Amended and Restated Bylaws.

The Registrant has agreed to indemnify the Distributor of the Registrant's common shares to the extent set forth in Exhibit (h)(i) to the Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31(a). Business and other Connections of Investment Manager

BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. BNYM Investment Adviser also serves as sub-investment adviser to and/or administrator of other investment companies.

The following is a list of the directors and officers of BNYM Investment Adviser.

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
Renee LaRoche-Morris President and Director	BNY Mellon Investment Adviser, Inc. ++	President	6/19 – Present

	BNY Mellon Investment Management*******	Chief Operating Officer	1/18 - Present

	BNY Mellon Securities Corporation++	Chairman, Executive Vice President and Director	6/19 - Present

	BNY Mellon Wealth Management++	Chief Financial Officer	5/14-12/17

	MBSC Securities Corporation++	Chairman, Executive Vice President and Director	6/18 – 6/19

	MBSC Securities Corporation++	Executive Vice President	3/18 – 6/18

	The Dreyfus Corporation++	President	1/18 – 6/19

Gregory Brisk Director	Alcentra Asset Management Limited	Director	3/18 - Present

	Alcentra Limited^	Director	9/12 - Present

	Alcentra NY LLC++	Director	10/15 - Present

	Alcentra US, Inc. ††††	Director	10/15 - Present

	Alternative Holdings I, LLC*******	Director	7/16 - Present

	Alternative Holdings II, LLC*******	Director	3/16 - Present

	BNY Alcentra Group Holdings, Inc. ††††††	Director	7/16 - Present

	BNYM CSIM Funding LLC+++	Managing Director	8/17 – 9/18

	BNY Mellon Asset Management Operations LLC*	Director	6/19 - Present

	BNY Mellon Asset Management North America Corporation*	Director	1/18 – 12/18

	BNY Mellon Fund Managers Limited^	Director	10/02 - Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNY Mellon Fund Management (Luxembourg) S.A.^^^^	Director	3/16 - Present

	BNY Mellon Global Funds PLC^^^^^	Director	2/03 - Present

	BNY Mellon Global Management Limited^^^^^^	Director	11/02 - Present

	BNY Mellon Insurance Agency, Inc. ++	Director	6/19 - Present

	BNY Mellon International Asset Management (Holdings) Limited^	Director	10/12 - Present

	BNY Mellon International Asset Management (Holdings) No. 1 Limited^	Director	10/12 - Present

	BNY Mellon International Asset Management Group Limited^	Director	5/10 - Present

	BNY Mellon Investment Management (APAC) Holdings Ltd^	Director	9/03 - Present

	BNY Mellon Investment Management EMEA Limited^	Director	12/15 - Present

	BNY Mellon Investment Management (Europe) Limited^	Director	11/12 – Present

	BNY Mellon Investment Management (Jersey) Limited. ^^^^^^^	Director	11/12 – Present

	BNY Mellon Investment Management Europe Holdings Limited^	Director	11/12 – Present

	BNY Mellon Investment Management Holdings (Germany) Limited^	Director	9/12 - Present

	BNY Mellon Investment Management Seed Capital Limited^	Director	11/13 - Present

	BNY Mellon Investment Management (Shanghai) Limited^^^^^^^^	Director	6/17 - Present

	BNY Mellon Liquidity Funds PLC^^^^^^^^^	Director	12/02 - Present

	BNY Mellon Securities Corporation++	Director	6/19 - Present

	BNY Mellon Transfer, Inc.++	Director	6/19 - Present

	BNY MFM Nominees Limited^	Director	5/02 - Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	CenterSquare Investment Management Holdings, Inc. +++	Director and Managing Director	7/16 - Present

	CenterSquare Investment Management, Inc. +++	Director and Managing Director	7/16 – 1/18

	CenterSquare Global Securities Management Inc. +++	Managing Director	8/17 – 3/19

	CenterSquare Investment Management LLC +++	Director	1/18 - Present

	Dreyfus Service Organization, Inc. ++	Director	5/19 – 6/19

	EACM Advisors LLC⊥⊥	Director	7/16 - Present

	IIFIG Investment Solutions ICAV	Director	5/18 - Present

	Insight Investment International Limited^	Director	2/18 – Present

	Insight Investment Management Limited^	Director	4/16 - Present

	Insight Investment Management (Global) Limited^	Director	4/16 - Present

	Insight Investment Funds Management Limited^	Director	4/16 - Present

	Insight Investment Management (Europe) Limited^^^^^^^^^^	Director	9/18 – Present

	Insight North America LLC++	Director	11/17 - Present

	Absolute Insight Funds PLC^^^^^^^^^^	Director	3/17 - Present

	Insight Global Funds II PLC^^^^^^^^^^	Director	3/17 - Present

	Insight Liquidity Funds PLC^^^^^^^^^^	Director	3/17 - Present

	LDI Solutions Plus PLC^^^^^^^^^^	Director	3/17 - Present

	MBC Investment Corporation#	Director	2/17 - Present

	MBSC Securities Corporation++	Director	3/18 – 6/19

	Mellon Capital Management Corporation**	Director	7/16 – 1/18

	Mellon Europe Pension (Nominees) Limited^	Director	12/00 - Present

	Mellon Global Investing Corp+	Director	8/10 - Present

	Mellon Investments Corporation *	Director	1/19 - Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Mellon JV Limited Company^	Director	1/06 - Present

	Mellon Overseas Investment Corporation*******	Director	4/08 – 2/19

	Newton Investment Management Limited^	Director	5/16 - Present

	Newton Investment Management (North America) Limited^	Director	5/16 - Present

	Newton Management Limited^	Director	8/16 - Present

	NWK Multi-Strategy Funds PLC^^^^^^	Director	5/07 - Present

	Pareto Investment Management Limited^	Director	4/16 – 1/18

	Standish Mellon Asset Management Company LLC*******	Director	6/16 – 1/18

	The Boston Company Asset Management, LLC*	Director	7/16 – 1/18

	XBK LLC^^^	Director	11/17 - Present

	The Fordham Trust+++++++	Director	3/15 - Present

	The St. Nicholas Cole Abbey Centre for Workplace Ministry Limited†††††††	Director	9/11 - Present

	Distaff Lane Coffee Limited†††††††	Director	9/17 - Present

	ABF Brazil Fund, SPC^^	Director	7/08 – 8/18

	BNY Mellon Advantage Series⊥⊥⊥⊥⊥⊥	Director	11/13 – 6/17

	BNY Mellon Asset Management Operations LLC^^^	Director	11/17 – 8/18

	Cutwater Asset Management Corp++	Director	1/15 – 7/18

	Cutwater Holdings LLC++	Director	1/15 – 7/18

	Cutwater Investor Services Corp ++	Director	1/15 – 7/18

	Mellon Global Alternative Investment Fund PLC********	Director	2/06 – 12/16

	Insight Investment Management (Ireland) Limited^^^^^^^^^^	Director	3/17 – 9/18

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
Joseph W. Connolly Chief Compliance Officer	BNY Mellon Family of Funds++	Chief Compliance Officer	6/19 - Present
	BNY Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present

	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 – 6/19

Christopher O'Connor Chief Administrative Officer	BNY Mellon Securities Corporation++	Executive Vice President	6/19 – Present

	MBSC Securities Corporation++	Executive Vice President	12/11 – 6/19

Bennett A. MacDougall Chief Legal Officer	The Bank of New York Mellon Corporation ++	Associate General Counsel	6/15 - Present

Mark D. Woods Chief Financial Officer	None

Katherine Scott Chief Risk Officer	BNY Mellon Securities Corporation++	Chief Risk Officer	6/19-Present

	MBSC Securities Corporation++	Chief Risk Officer	2/14-6/19

Peter Arcabascio Vice President – Distribution	BNY Mellon Investment Management*	Senior Vice President	7/06-Present

	BNY Investment Strategy and Solutions Group, LLC*	Manager	6/15- Present

Kenneth Bradle Vice President	BNY Mellon Securities Corporation++	President	6/19 – Present

	BNY Mellon Investment Adviser, Inc.	Vice President	6/19 - Present

	MBSC Securities Corporation ++	Director	8/06 – 5/19

	MBSC Securities Corporation ++	President	5/19 – 6/19

Charles Doumar Vice President – Tax	Alcentra NY LLC ++	Assistant Treasurer - Tax	9/14 - Present
	Alcentra US. Inc. ††††	Assistant Treasurer - Tax	9/14 - Present

	Alternative Holdings I, LLC ***	Assistant Treasurer - Tax	1/14 - Present

	Alternative Holdings II, LLC ***	Assistant Treasurer - Tax	1/14 - Present

	Asset Recovery II, LLC ***	Assistant Treasurer	9/13 – Present

	Asset Recovery IV, LLC ***	Assistant Treasurer	9/13 – Present

	Asset Recovery V, LLC ***	Assistant Treasurer	9/13 – Present

	Asset Recovery XIV, LLC ***	Assistant Treasurer	3/13 – Present

	Asset Recovery XIX, LLC ***	Assistant Treasurer	7/13 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Asset Recovery XX, LLC ***	Assistant Treasurer	7/13 – Present

	Asset Recovery XXII, LLC ***	Assistant Treasurer	7/13 – Present

	BNY Alcentra Group Holdings, Inc. ††††††	Assistant Treasurer - Tax	3/13 - Present

	BNY Capital Funding LLC ***	Assistant Treasurer – Tax	9/13 - Present

	BNY Investment Strategy and Solutions Group, LLC *	Assistant Treasurer – Tax	6/15 - Present

	BNY Mellon Community Development Corporation ++	Assistant Treasurer – Tax	10/13 - Present

	BNY Mellon Distributors Holdings Inc. #	Assistant Treasurer – Tax	6/14 – Present

	BNY Mellon Investments CTA, LLC *	Assistant Treasurer	9/13 – Present

	BNY Mellon Investment Servicing (US) Inc. +	Assistant Treasurer	3/14 – Present

	BNY Mellon Investment Servicing Trust Company #	Assistant Treasurer	3/14 – Present

	BNY Mellon Trust of Delaware#	Assistant Treasurer	11/13 – Present

	IVY Asset Management LLC +	Assistant Treasurer	9/13 – Present

	Mellon Hedge Advisors, LLC *	Assistant Treasurer	10/13 – Present

	MUNB Loan Holdings, LLC***	Assistant Treasurer	10/13 – Present

	Albridge Solutions, Inc. ††††	Assistant Treasurer – Tax	7/13 – Present

	Allomon Corporation †	Assistant Treasurer – Tax	5/13 – Present

	AP Residential Realty, Inc. †††††	Assistant Treasurer – Tax	8/13 – Present

	APT Holdings Corporation #	Assistant Treasurer – Tax	11/13 – Present

	B.I.E. Corporation +	Assistant Treasurer – Tax	12/13 – Present

	B.N.Y. Holdings (Delaware) Corporation #	Assistant Treasurer – Tax	4/13 – Present

	BNY Capital Corporation ***	Assistant Treasurer – Tax	9/13 – Present

	BNY Capital Markets Holdings, Inc. ***	Assistant Treasurer – Tax	9/13 – Present

	BNY Capital Resources Corporation #######	Assistant Treasurer – Tax	3/13 – Present

	BNYM CSIM Funding LLC +++	Assistant Treasurer – Tax	7/14 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNY Falcon Three Holding Corp. ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Foreign Holdings, Inc. ***	Assistant Treasurer – Tax	10/13 – Present

	BNY Lease Equities (Cap Funding) LLC ########	Assistant Treasurer – Tax	7/13 – Present

	BNY Lease Partners LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Leasing Edge Corporation ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Asset Management North America Corporation *	Assistant Treasurer – Tax	1/18 – 12/18

	BNY Mellon Capital Markets, LLC ++	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Clearing, LLC ***	Assistant Treasurer – Tax	3/16 – Present

	BNY Mellon Clearing Holding Company, LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Fixed Income Securities, LLC ***	Assistant Treasurer – Tax	8/13 – Present

	BNY Mellon Trust Company of Illinois *****	Assistant Treasurer – Tax	3/13 – Present

	BNY Mezzanine Funding LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Mezzanine Holdings LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Mezzanine Non NY Funding LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Mezzanine NY Funding LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Partnership Funding LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Recap I, LLC #	Assistant Treasurer – Tax	9/13 – Present

	BNY Salvage Inc. ***	Assistant Treasurer – Tax	3/13 – Present

	BNYM GIS Funding I LLC ***	Assistant Treasurer – Tax	6/13 – Present

	BNYM GIS Funding III LLC ***	Assistant Treasurer – Tax	6/13 – Present

	Amherst Capital Management, LLC ***	Assistant Treasurer – Tax	11/14 – Present

	BNYM RECAP Holdings, LLC ***	Assistant Treasurer – Tax	11/14 – Present

	BNY-N.J. I Corp. ***	Assistant Treasurer – Tax	4/13 – Present

	BNY-N.J. II Corp. ***	Assistant Treasurer – Tax	4/13 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNY Mellon Insurance Agency, Inc. ++	Assistant Treasurer – Tax	6/19 - Present

	BNY Mellon Securities Corporation++	Vice President – Tax	6/19 - Present

	Boston Safe Deposit Finance Company, Inc. *	Assistant Treasurer – Tax	7/13 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Treasurer – Tax	12/13 – Present

	CenterSquare Investment Management, Inc. +++	Assistant Treasurer – Tax	12/13 – 1/18

	Colson Services Corp. ⊥	Assistant Treasurer – Tax	3/14 - Present

	CenterSquare Investment Management LLC+++	Assistant Treasurer – Tax	1/18 – Present

	Cutwater Asset Management Corp. ++++	Assistant Treasurer – Tax	1/15 - Present

	Cutwater Holdings LLC ++++	Assistant Treasurer – Tax	1//15 - Present

	Cutwater Investor Services Corp. ++++	Assistant Treasurer - Tax	1/15 - Present

	Dreyfus Service Organization, Inc. ++	Assistant Treasurer – Tax	3/14 – 6/19

	EACM Advisors LLC ⊥⊥	Assistant Treasurer – Tax	1/14 - Present

	Eagle Access LLC ⊥⊥⊥	Assistant Treasurer – Tax	1/14 - Present

	Eagle Investment Systems LLC ⊥⊥⊥⊥	Assistant Treasurer – Tax	1/14 - Present

	ECM DE. LLC ***	Assistant Treasurer – Tax	1/14 - Present

	HedgeMark International, LLC ##	Assistant Treasurer – Tax	5/14 – Present

	iNautix (USA) LLC ###	Assistant Treasurer – Tax	11/13 – Present

	IRE-1, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	Island Waterworks, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	JRHC 1998A LLC ####	Assistant Treasurer – Tax	12/13 – Present

	Lockwood Advisors, Inc. ######	Assistant Treasurer – Tax	3/14 - Present

	Lockwood Insurance, Inc. ######	Assistant Treasurer – Tax	8/14 - Present

	Lockwood Solutions, Inc. ######	Assistant Treasurer – Tax	3/14 - Present

	Lease Equities (Texas) Corporation #####	Assistant Treasurer – Tax	7/13 – Present

	Madison Pershing LLC ###	Assistant Treasurer – Tax	6/13 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	MAM (MA) Holding Trust *	Assistant Treasurer – Tax	8/13 – Present

	MBC Investment Corporation #	Assistant Treasurer – Tax	11/13 – Present

	MBSC Securities Corporation ++	Vice President – Tax	2/14 – 6/19

	MCDI (Holdings) LLC ***	Assistant Treasurer – Tax	9/13 – Present

	Mellon Capital Management Corporation **	Assistant Treasurer – Tax	1/14 – 1/18

	Mellon Holdings LLC++	Assistant Treasurer	2/15 - Present

	Mellon EFT Services†††††	Assistant Treasurer - Tax	10/15 - Present

	MELDEL Leasing Corporation Number 2, Inc. #	Assistant Treasurer – Tax	9/13 – Present

	Mellon Financial Services Corporation #1+	Assistant Treasurer – Tax	7/13 – Present

	Mellon Financial Services Corporation #4 +	Assistant Treasurer – Tax	9/13 – Present

	Mellon Funding Corporation +	Assistant Treasurer – Tax	3/14 - Present

	Mellon Global Investing Corp. +	Assistant Treasurer – Tax	5/14 - Present

	Mellon Investments Corporation*	Assistant Treasurer – Tax	1/19- Present

	Mellon Investor Services Holdings LLC ++++++	Assistant Treasurer – Tax	8/16 – Present

	Mellon Leasing Corporation+	Assistant Treasurer – Tax	7/13 – Present

	Mellon Life Insurance Company+	Assistant Treasurer – Tax	10/13 – Present

	Mellon Overseas Investment Corporation ***	Assistant Treasurer – Tax	12/13 - Present

	Mellon Properties Company ****	Assistant Treasurer – Tax	8/13 – Present

	National Residential Assets Corp.***	Assistant Treasurer – Tax	4/13 – Present

	Newton Capital Management LLC.***	Assistant Treasurer – Tax	8/14 - Present

	NY CRE Asset Holdings, LLC. ***	Assistant Treasurer – Tax	1/14 - Present

	NY CRE Asset Holdings II, LLC. ***	Assistant Treasurer – Tax	1/14 - Present

	One Wall Street Corporation ***	Assistant Treasurer – Tax	11/13 – Present

	Pareto New York LLC++	Assistant Treasurer – Tax	11/13 – Present

	PAS Holdings LLC ***	Assistant Treasurer – Tax	6/13 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Pershing Advisor Solutions LLC ###	Assistant Treasurer – Tax	6/13 – Present

	Pershing Group LLC ###	Assistant Treasurer – Tax	6/13 – Present

	Pershing Investments LLC ***	Assistant Treasurer – Tax	6/13 – Present

	Pershing LLC ###	Assistant Treasurer – Tax	7/13 – Present

	Standish Mellon Asset Management Company LLC*	Assistant Treasurer – Tax	11/14 – 1/18

	TBC Securities Co., Inc.*	Assistant Treasurer – Tax	6/13 – Present

	TBCAM, LLC *	Assistant Treasurer – Tax	10/13 – Present

	Technology Services Group, Inc. ++	Assistant Treasurer – Tax	9/13 – Present

	Tennessee Processing Center LLC ++	Assistant Treasurer – Tax	9/13 – Present

	The Bank of New York Consumer Leasing Corporation***	Assistant Treasurer – Tax	7/13 – Present

	The Bank of New York Mellon Trust Company, National Association +	Assistant Treasurer	10/13 - Present

	The Boston Company Asset Management, LLC *	Assistant Treasurer – Tax	8/13 – 1/18

	MBNA Institutional PA Services LLC +	Treasurer	7/13 – Present

	MBNA PW PA Services LLC +	Treasurer	7/13 – Present

	Stanwich Insurance Agency, Inc. ***	Treasurer	12/13 – Present

	BNY Aurora Holding Corp. ***	Vice President	11/13 – Present

	Agency Brokerage Holding LLC***	Vice President – Tax	6/13 – Present

Tracy A. Hopkins-Condon Vice President - Cash Strategies	BNY Mellon Securities Corporation++	Executive Vice President	6/19 – Present
	MBSC Securities Corporation++	Executive Vice President	2/14 – 6/19

Anthony Mayo Vice President – Information Systems	BNY Mellon Securities Corporation++	Chief Technology Officer	6/19 – Present

	MBSC Securities Corporation++	Chief Technology Officer	4/14 – 6/19

Kathleen Geis Vice President	BNY Mellon International Operations (India) Private Limited	Director	5/05 - Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNY Mellon Asset Management North America Corporation*	Vice President - Real Estate	1/18 – 12/18

	Albridge Solutions, Inc.	Managing Director	7/11 - Present

	BNY Mellon Distributors Holdings, Inc. #	Vice President - Real Estate	7/11 - Present

	BNY Mellon Investment Management Services LLC #	Vice President - Real Estate	10/11 - Present

	BNY Mellon Investment Servicing (US) Inc. +	Vice President - Real Estate	7/11 - Present

	BNY Mellon Performance & Risk Analytics, LLC +	Vice President - Real Estate	7/11 - Present

	BNY Mellon Securities Corporation++	Vice President - Real Estate	6/19 - Present

	BNY Mellon Trust Company of Illinois *****	Vice President - Real Estate	7/11 - Present

	BNY Mellon Trust of Delaware#	Vice President - Real Estate	7/11 - Present

	CenterSquare Investment Management Holdings, Inc. +++	Vice President - Real Estate	10/12 – Present

	Eagle Investment Systems LLC ⊥⊥⊥⊥	Vice President - Real Estate	7/11 – Present

	Ivy Asset Management LLC +	Vice President - Real Estate	7/11 – Present

	MBSC Securities Corporation ++	Vice President - Real Estate	7/11 – 6/19

	Mellon Capital Management Corporation**	Vice President - Real Estate	7/11 – 1/18

	Mellon Financial Services Corporation #1+	Vice President - Real Estate	7/11 – Present

	Mellon Holdings LLC++	Vice President - Real Estate	7/11 – Present

	Mellon Investments Corporation*	Vice President - Real Estate	1/19 – Present

	Mellon Investor Services Holdings LLC++++++	Vice President - Real Estate	8/16 - Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Pareto New York LLC ++	Vice President - Real Estate	7/11 – Present

	Technology Services Group, Inc. ++	Vice President - Real Estate	7/11 – Present

	Tennessee Processing Center LLC ++	Vice President - Real Estate	7/11 - Present

	The Bank of New York Mellon Trust Company, National Association+	Vice President - Real Estate	7/11 - Present

	Alcentra US, Inc. ††††	Vice President - Real Estate	7/11 - Present

	BNY Mellon Capital Markets LLC++	Vice President - Real Estate	7/11 - Present

	Pershing LLC ###	Vice President - Real Estate	7/11 - Present

	The Bank of New York Mellon+	Managing Director	7/09 - Present

Alexandra Friedman Vice President	Alcentra US, Inc. ††††	Vice President - Real Estate	1/19 - Present

	BNY Administrative Services LLC***	Vice President - Real Estate	11/18 - Present

	BNY Capital Funding LLC***	Vice President - Real Estate	12/18 - Present

	BNY Investment Management Services LLC#	Vice President - Real Estate	11/18 - Present

	BNY Mellon Capital Markets, LLC++	Vice President - Real Estate	11/18 - Present

	BNY Mellon Investment Servicing (US) Inc. #	Vice President - Real Estate	2/19 - Present

	BNY Mellon Investment Servicing Trust Company #	Vice President - Real Estate	2/19 - Present

	BNY Mellon Performance & Risk Analytics, LLC+	Vice President - Real Estate	11/18 - Present

	BNY Mellon Securities Corporation++	Vice President - Real Estate	6/19 - Present

	BNY Mellon Trust Company of Illinois *****	Vice President - Real Estate	3/19 - Present

	BNY Mellon Trust of Delaware#	Vice President - Real Estate	12/18 - Present

	EACM Advisors LLC⊥⊥	Vice President - Real Estate	11/18 - Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Insight North America LLC++	Vice President - Real Estate	1/19 - Present

	MBSC Securities Corporation++	Vice President - Real Estate	3/19 – 6/19

	Mellon Financial Services Corporation #1+	Vice President - Real Estate	11/18 - Present

	Pershing LLC###	Vice President - Real Estate	11/18 - Present

	Technology Services Group, Inc. ++	Vice President - Real Estate	11/18 - Present

	Tennessee Processing Center LLC++	Vice President - Real Estate	11/18 - Present

Claudine Orloski Vice President – Tax	BNY Mellon Insurance Agency, Inc. ++	Vice President – Tax	6/19 – Present

	BNY Mellon Securities Corporation++	Vice President – Tax	6/19 - Present

	Dreyfus Service Organization++	Vice President – Tax	8/14 – 6/19

	Asset Recovery II, LLC***	Assistant Treasurer	9/11 - Present

	Asset Recovery IV, LLC ***	Assistant Treasurer	9/11 – Present

	Asset Recovery V, LLC ***	Assistant Treasurer	9/11 – Present

	Asset Recovery XIV, LLC ***	Assistant Treasurer	3/11 – Present

	Asset Recovery XIX, LLC ***	Assistant Treasurer	7/11 – Present

	Asset Recovery XX, LLC ***	Assistant Treasurer	7/11 – Present

	Asset Recovery XXII, LLC ***	Assistant Treasurer	7/11 – Present

	BNY Mellon Asset Management North America Corporation *	Assistant Treasurer – Tax	1/18 – 12/18

	BNY Mellon Investments CTA, LLC *	Assistant Treasurer	9/13 – Present

	BNY Mellon Trust of Delaware #	Assistant Treasurer	11/11 – Present

	Mellon Hedge Advisors, LLC *	Assistant Treasurer	10/11 – Present

	Mellon Holdings LLC ++	Assistant Treasurer	12/11 – Present

	MUNB Loan Holdings, LLC ***	Assistant Treasurer	10/11 – Present

	Albridge Solutions, Inc. ††††	Assistant Treasurer -Tax	6/11 – Present

	Alcentra NY, LLC ++	Assistant Treasurer -Tax	10/12 – Present

	Alcentra US, Inc. ††††	Assistant Treasurer -Tax	10/11 – Present

	Allomon Corporation †	Assistant Treasurer -Tax	5/12 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Alternative Holdings I, LLC ***	Assistant Treasurer -Tax	1/13 – Present

	Alternative Holdings II, LLC ***	Assistant Treasurer -Tax	1/13 – Present

	AP Residential Realty, Inc. †††††	Assistant Treasurer -Tax	8/11 – Present

	APT Holdings Corporation #	Assistant Treasurer -Tax	12/11 – Present

	B.N.Y. Holdings (Delaware) Corporation #	Assistant Treasurer -Tax	4/12 – Present

	BNY Administrative Services LLC ***	Assistant Treasurer – Tax	12/11 – Present

	BNY Alcentra Group Holdings, Inc. ††††††	Assistant Treasurer – Tax	3/13 – Present

	BNY Capital Corporation ***	Assistant Treasurer – Tax	11/11 – Present

	BNY Capital Funding LLC ***	Assistant Treasurer – Tax	7/11 – Present

	BNY Capital Markets Holdings, Inc. ***	Assistant Treasurer – Tax	11/11 – Present

	BNY Capital Resources Corporation #######	Assistant Treasurer – Tax	7/11 – Present

	BNY Falcon Three Holding Corp. ***	Assistant Treasurer – Tax	7/11 – Present

	BNY Foreign Holdings, Inc. ***	Assistant Treasurer – Tax	9/11 – Present

	BNY Investment Strategy and Solutions Group LLC *	Assistant Treasurer – Tax	6/15 – Present

	BNY Investment Management Services LLC #	Assistant Treasurer – Tax	10/11 – Present

	BNY ITC Leasing, LLC ***	Assistant Treasurer – Tax	7/11 – Present

	BNY Lease Equities (Cap Funding) LLC ########	Assistant Treasurer – Tax	7/11 – Present

	BNY Lease Partners LLC ***	Assistant Treasurer – Tax	9/11 – Present

	BNY Leasing Edge Corporation ***	Assistant Treasurer – Tax	7/11 – Present

	BNY Mellon Alternative Investments Holdings LLC ***	Assistant Treasurer – Tax	10/13 – Present

	BNY Mellon Capital Markets, LLC ++	Assistant Treasurer – Tax	7/11 – Present

	BNY Mellon Clearing Holding Company, LLC ***	Assistant Treasurer – Tax	7/11 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNY Mellon Clearing, LLC ***	Assistant Treasurer – Tax	6/11 – Present

	BNY Mellon Community Development Corporation ++	Assistant Treasurer – Tax	10/11 – Present

	BNY Mellon Distributors Holdings Inc. #	Assistant Treasurer – Tax	7/12 – Present

	BNY Mellon Fixed Income Securities, LLC ***	Assistant Treasurer – Tax	8/12 – Present

	BNY Mellon Investment Servicing (US) Inc. #	Assistant Treasurer – Tax	3/11 – Present

	BNY Mellon Investment Servicing Trust Company #	Assistant Treasurer – Tax	3/11 – Present

	BNY Mellon Performance & Risk Analytics, Inc. (US) ⊥⊥⊥⊥⊥	Assistant Treasurer – Tax	10/11 – Present

	BNY Mellon Performance & Risk Analytics, LLC +	Assistant Treasurer – Tax	7/11 – Present

	BNY Mellon Transition Management Advisors, LLC **	Assistant Treasurer – Tax	5/13 – Present

	BNY Mellon Trust Company of Illinois *****	Assistant Treasurer – Tax	3/11 – Present

	BNY Mezzanine Funding LLC ******	Assistant Treasurer – Tax	6/11 – Present

	BNY Mezzanine Holdings LLC ******	Assistant Treasurer – Tax	5/11 – Present

	BNY Mezzanine Non NY Funding LLC ******	Assistant Treasurer – Tax	6/11 – Present

	BNY Mezzanine NY Funding LLC ******	Assistant Treasurer – Tax	6/11 – Present

	BNY Partnership Funding LLC ***	Assistant Treasurer – Tax	7/11 – Present

	BNY Real Estate Holdings LLC ***	Assistant Treasurer – Tax	4/11 – Present

	BNY Recap I, LLC #	Assistant Treasurer – Tax	11/11 – Present

	BNY Salvage Inc. ***	Assistant Treasurer – Tax	3/11 – Present

	BNY Wings, Inc. †††	Assistant Treasurer – Tax	7/11 – Present

	BNY XYZ Holdings LLC ***	Assistant Treasurer – Tax	5/11 – Present

	BNYM CSIM Funding LLC +++	Assistant Treasurer – Tax	7/14 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNYM GIS Funding I LLC ***	Assistant Treasurer – Tax	6/12 – Present

	BNYM GIS Funding III LLC ***	Assistant Treasurer – Tax	6/12 – Present

	Amherst Capital Management LLC ***	Assistant Treasurer – Tax	11/14 – Present

	BNYM RECAP Holdings, LLC ***	Assistant Treasurer – Tax	11/14 – Present

	BNY-N.J. I Corp. ***	Assistant Treasurer – Tax	4/11 – Present

	BNY-N.J. II Corp. ***	Assistant Treasurer – Tax	4/11 – Present

	Boston Safe Deposit Finance Company, Inc. *	Assistant Treasurer – Tax	7/11 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Treasurer – Tax	2/13 – Present

	CenterSquare Investment Management, Inc. +++	Assistant Treasurer – Tax	2/13 – 1/18

	Coates Holding LLC#	Assistant Treasurer – Tax	3/15 - Present

	Colson Services Corp. ⊥	Assistant Treasurer – Tax	2/11 – Present

	CenterSquare Investment Management LLC+++	Assistant Treasurer – Tax	1/18 – Present

	Cutwater Asset Management Corp. ++++	Assistant Treasurer – Tax	1/15 - Present

	Cutwater Holdings LLC ++++	Assistant Treasurer – Tax	1//15 - Present

	Cutwater Investor Services Corp. ++++	Assistant Treasurer - Tax	1/15 - Present

	EACM Advisors LLC ⊥⊥	Assistant Treasurer – Tax	4/14 – Present

	Eagle Access LLC ⊥⊥⊥	Assistant Treasurer – Tax	1/12 – Present

	Eagle Investment Systems LLC ⊥⊥⊥⊥	Assistant Treasurer – Tax	1/12 – Present

	ECM DE, LLC ***	Assistant Treasurer – Tax	3/11 – Present

	HedgeMark International, LLC ##	Assistant Treasurer – Tax	5/14 – Present

	iNautix (USA) LLC ###	Assistant Treasurer – Tax	7/12 – Present

	IRE-1, Inc. †††	Assistant Treasurer – Tax	7/11 – Present

	Island Waterworks, Inc. †††	Assistant Treasurer – Tax	7/11 – Present

	JRHC 1998A LLC ####	Assistant Treasurer – Tax	12/11 – Present

	Lease Equities (Texas) Corporation#####	Assistant Treasurer – Tax	7/11 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	Lockwood Advisors, Inc. ######	Assistant Treasurer – Tax	3/11 – Present

	Lockwood Insurance Inc. ######	Assistant Treasurer – Tax	8/14 – Present

	Lockwood Solutions, Inc. ######	Assistant Treasurer – Tax	3/11 – Present

	Madison Pershing LLC ###	Assistant Treasurer – Tax	4/11 – Present

	MAM (MA) Holding Trust *	Assistant Treasurer – Tax	8/11 – Present

	MBC Investment Corporation #	Assistant Treasurer – Tax	11/11 – Present

	MBNA Institutional PA Services LLC +	Assistant Treasurer – Tax	7/12 – Present

	MBNA PW PA Services LLC +	Assistant Treasurer – Tax	7/12 – Present

	MBSC Securities Corporation++	Vice President – Tax	2/12 – 6/19

	MCDI (Holdings) LLC ***	Assistant Treasurer – Tax	8/11 – Present

	MELDEL Leasing Corporation Number 2, Inc. #	Assistant Treasurer – Tax	8/11 – Present

	Mellon Capital Management Corporation **	Assistant Treasurer – Tax	10/13 – 1/18

	Mellon EFT Services Corporation †††††	Assistant Treasurer – Tax	2/11 – Present

	Mellon Financial Services Corporation #1 +	Assistant Treasurer – Tax	7/11 – Present

	Mellon Financial Services Corporation #4 +	Assistant Treasurer – Tax	12/11 – Present

	Mellon Funding Corporation +	Assistant Treasurer – Tax	12/11 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer – Tax	5/11 – Present

	Mellon International Leasing Company #	Assistant Treasurer – Tax	7/11 – Present

	Mellon Investments Corporation *	Assistant Treasurer – Tax	1/19 – Present

	Mellon Investor Services Holdings LLC ++++++	Assistant Treasurer – Tax	8/16 – Present

	Mellon Leasing Corporation +	Assistant Treasurer – Tax	9/11 – Present

	Mellon Life Insurance Company +	Assistant Treasurer – Tax	10/12 – Present

	Mellon Overseas Investment Corporation ***	Assistant Treasurer – Tax	11/11 – Present

	Mellon Properties Company ****	Assistant Treasurer – Tax	8/12 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	National Residential Assets Corp. ***	Assistant Treasurer – Tax	4/12 – Present

	Newton Capital Management LLC ***	Assistant Treasurer – Tax	10/11 – Present

	NY CRE Asset Holdings II, LLC ***	Assistant Treasurer – Tax	1/12 – Present

	NY CRE Asset Holdings, LLC ***	Assistant Treasurer – Tax	1/12 – Present

	One Wall Street Corporation ***	Assistant Treasurer – Tax	11/11 – Present

	Pareto New York LLC ++	Assistant Treasurer – Tax	11/11 – Present

	PAS Holdings LLC ***	Assistant Treasurer – Tax	6/11 – Present

	Pershing Advisor Solutions LLC ###	Assistant Treasurer – Tax	6/11 – Present

	Pershing Group LLC ###	Assistant Treasurer – Tax	4/11 – Present

	Pershing Investments LLC ***	Assistant Treasurer – Tax	2/11 – Present

	Pershing LLC ###	Assistant Treasurer – Tax	4/11 – Present

	PFS Holdings, LLC ***	Assistant Treasurer – Tax	1/12 – Present

	Standish Mellon Asset Management Company LLC*	Assistant Treasurer – Tax	11/14 – 1/18

	Stanwich Insurance Agency, Inc. ***	Assistant Treasurer – Tax	12/11 – Present

	TBC Securities Co., Inc. *	Assistant Treasurer – Tax	7/11 – Present

	TBCAM, LLC *	Assistant Treasurer – Tax	10/13 – Present

	Technology Services Group, Inc. ++	Assistant Treasurer – Tax	5/11 – Present

	Tennessee Processing Center LLC ++	Assistant Treasurer – Tax	9/11 – Present

	The Bank of New York Consumer Leasing Corporation ***	Assistant Treasurer – Tax	5/11 – Present

	The Bank of New York Mellon Trust Company, National Association +	Assistant Treasurer	10/13 - Present

	The Boston Company Asset Management, LLC *	Assistant Treasurer – Tax	6/11 – 1/18

	USPLP, Inc. *******	Assistant Treasurer – Tax	10/11 – Present

	BNY Mellon Investment Management Holdings LLC #	Assistant Vice President – Tax	12/12 – Present

Name and Position
With BNYM Investment Adviser, Inc.	Other Businesses	Position Held	Dates
	BNY Aurora Holding Corp. ***	Vice President	10/11 – Present

	Agency Brokerage Holding LLC ***	Vice President – Tax	2/11 – Present

	MBSC Securities Corporation ++	Vice President – Tax	2/12 – 6/19

James Bitetto Secretary	BNY Mellon Family of Funds++	Vice President and Secretary	6/19 - Present
	BNY Mellon Insurance Agency, Inc. ++	Secretary	6/19 - Present

	BNY Mellon Securities Corporation++	Assistant Secretary	6/19 - Present

	MBSC Securities Corporation++	Assistant Secretary	1/06 – 6/19

	Dreyfus Service Organization, Inc.++	Secretary	8/05 – 6/19

	The Dreyfus Family of Funds++	Vice President and Secretary	2/18 – 6/19
		Vice President and Assistant Secretary	8/05 – 2/18

Natalya Zelensky Assistant Secretary	BNY Mellon Family of Funds++	Vice President and Assistant Secretary	6/19 - Present

	BNY Mellon Transfer, Inc.++	Secretary	6/19 - Present

	Dreyfus Transfer, Inc. ++	Secretary	6/17 – 6/19

	The Dreyfus Family of Funds++	Vice President and Assistant Secretary	4/17 – 6/19

*	The address of the business so indicated is One Boston Place, Boston, MA, 02108.
**	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, CA 94105.
***	The address of the business so indicated is One Wall Street, New York, NY 10286.
****	The address of the business so indicated is 3601 N. I-10 Service Road, Suite 102, Metairie, LA 70002.
*****	The address of the business so indicated is 2 North LaSalle Street, Suite 1020, Chicago, IL, 60602
******	The address of the business so indicated is 445 Park Avenue, 12th Floor, New York, NY, 10022.
*******	The address of the business so indicated is 225 Liberty Street, New York, NY 10286.
********	The address of the business so indicated is Grand Canal House, 1 Upper Grand Canal Street, Dublin, 4 Ireland.
^	The address of the business so indicated is BNY Mellon Centre 160 Queen Victoria Street, London EC4V 4LA.
^^	The address of the business so indicated is 87 Mary Street, George Town, KY1-9005, Cayman Islands.
^^^	The address of the business so indicated is 201 Washington Street, Boston, Massachusetts 02108.
^^^^	The address of the business so indicated is 2-4, rue Eugène Ruppert, L-2453 Luxembourg, Luxembourg.
^^^^^	The address of the business so indicated is One Dockland Central, Guild Street, IFSC, Dublin 1.
^^^^^^	The address of the business so indicated is 33 Sir John Rogersons Quay, Dublin 2.
^^^^^^^	The address of the business so indicated is Ogier House, The Esplanade, St Helier, Jersey, JE4 9WG.
^^^^^^^^	The address of the business so indicated is Room 6053, Level 6, 21st Century Building, No.210, Century Avenue, China, (Shanghai) Pilot Free Trade Zone.

^^^^^^^^^	The address of the business so indicated is 6th Floor, 2 Grand Canal Square, Dublin 2, Ireland.
^^^^^^^^^^	The address of the business so indicated is 32 Molesworth Street, Dublin 2, Ireland.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, PA 15258.
++	The address of the business so indicated is 240 Greenwich Street, New York, NY 10286.
+++	The address of the business so indicated is 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA, 19462.
++++	The address of the business so indicated is 113 King Street, Armonk, NY 10504.
+++++	The address of the business so indicated is 320 Bay Street, Toronto, ON M5H 4A6.
++++++	The address of the business so indicated is 480 Washington Blvd, Jersey City, NJ 07310.
+++++++	The address of the business so indicated is Hartpiece, Lamarsh, Bures, Suffolk, CO8 5EP.
†	The address of the business so indicated is Two Mellon Center, Suite 329, Pittsburgh, PA 15259.
†††	The address of the business so indicated is 100 White Clay Center, Newark, DE 19711.
†††	The address of the business so indicated is 1633 Broadway, New York, NY, 10019.
††††	The address of the business so indicated is 10877 Wilshire Blvd, #1550, Los Angeles, CA, 90024.
†††††	The address of the business so indicated is 1735 Market Street, Philadelphia, PA, 19103.
††††††	The address of the business so indicated is 10 Gresham Street, London, EC2V 7JD.
†††††††	The address of the business so indicated is 114 Queen Victoria Street, London, EC4V 4BJ.
⊥	The address of the business so indicated is 4 New York Plaza, New York, NY, 10004.
⊥⊥	The address of the business so indicated is 200 Connecticut Avenue, Norwalk, CT, 06854-1940.
⊥⊥⊥	The address of the business so indicated is One Wells Avenue, Newton, MA, 02459.
⊥⊥⊥⊥	The address of the business so indicated is 65 LaSalle Road, Suite 305, West Hartford, CT, 06107.
⊥⊥⊥⊥⊥	The address of the business so indicated is 1313 Broadway Plaza, Tacoma, WA, 98402.
⊥⊥⊥⊥⊥⊥	The address of the business so indicated is David M. Breen & Co. Suite 4, Wallace House, Maritana Gate, Canada Street, Waterford.
#	The address of the business so indicated is 301 Bellevue Parkway, Wilmington, DE, 19809.
##	The address of the business so indicated is 780, Third Avenue, 44th Floor, New York, NY, 10017.
###	The address of the business so indicated is One Pershing Plaza, Jersey City, NJ, 07399.
####	The address of the business so indicated is 601 Travis Street, 17th Floor, Houston, TX, 77002.
#####	The address of the business so indicated is 1201 Louisiana, Suite 3160, Houston, TX, 77002.
######	The address of the business so indicated is 760 Moore Road, King of Prussia, PA, 19406-1212.
#######	The address of the business so indicated is 8400 E. Prentice Ave, Greenwood Village, CO, 80111.
########	The address of the business so indicated is 1290 Avenue of the Americas, New York, NY, 10104.
#########	The address of the business so indicated is 6 C, route de Trèves, L-2633 Senningerberg, Luxembourg.

Item 31(b). Business and other Connections of Sub-Investment Adviser

Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of Alcentra NY, LLC ("Alcentra"), the sub-investment adviser to the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Alcentra or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended, by Alcentra (SEC File No. 801-62417).

Item 32. Location of Accounts and Records

1.	The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

2.	BNY Mellon Investment Adviser, Inc.
200 Park Avenue
New York, New York 10166

3.	BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286

4.	BNY Mellon Investment Adviser, Inc.
2 Hanson Place
Brooklyn, New York 11217

5.	Alcentra NY, LLC
200 Park Avenue
New York, New York 10166

6.	Computershare Inc.
480 Washington Boulevard
Jersey City, New Jersey 07310

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant hereby undertakes that:

(a) for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 28th day of August, 2019.

BNY MELLON ALCENTRA GLOBAL MULTI-
STRATEGY CREDIT FUND, INC.

By:	/s/ Renee LaRoche-Morris*
Name: Renee LaRoche-Morris
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	August 28, 2019
Renee LaRoche-Morris

/s/ James Windels*	Treasurer (Principal Financial and	August 28, 2019
James Windels	Accounting Officer)

/s/ Joseph S. DiMartino*	Chairman of the Board	August 28, 2019
Joseph S. DiMartino

/s/ Francine J. Bovich*	Director	August 28, 2019
Francine J. Bovich

/s/ Andrew J. Donohue*	Director	August 28, 2019
Andrew J. Donohue

/s/ Kenneth A. Himmel*	Director	August 28, 2019
Kenneth A. Himmel

/s/ Stephen J. Lockwood*	Director	August 28, 2019
Stephen J. Lockwood

/s/ Roslyn M. Watson*	Director	August 28 2019
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Director	August 28, 2019
Benaree Pratt Wiley

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky,
Attorney-in-Fact

[Form N-2MEF—Signature Page]

EXHIBIT INDEX

(l)	Opinion and Consent of Maryland Counsel